Accumulated Other Comprehensive Income - Components and Activity in Accumulated Other Comprehensive Income Net of Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Increase (Decrease) in Accumulated Other Comprehensive Income [Roll Forward]
Foreign Currency Translation, Beginning balance	$ 116,465		$ 85,117
Foreign Currency Translations, Other comprehensive (loss) income before reclassifications	(5,258)		(33,909)
Foreign Currency Translation, Other comprehensive (loss) income, net of tax	(5,258)		(33,909)
Foreign Currency Translation, Other comprehensive (income) loss attributable to noncontrolling interests	217		(304)
Foreign Currency Translation, Ending balance	111,424		50,904
Pension and Post-retirement Benefits, Beginning balance	487	[1]	989	[1]
Pension and Post-retirement Benefits, Amounts reclassified from accumulated other comprehensive income	(301)	[1]	(74)	[1]
Pension and Post-retirement Benefits, Other comprehensive (loss) income, net of tax	(301)		(74)
Pension and Post-retirement Benefits, Ending balance	186		915
Unrealized loss on interest rate swap, beginning balance	0		0
Interest Rate Swap, Other comprehensive income (loss) before reclassifications	(4,011)		0
Unrealized loss on interest rate swap, Other comprehensive (loss) income, net of tax	(4,011)		0
Unrealizedd loss on interest rate swap, ending balance	(4,011)		0
Other, Beginning balance	(707)		(842)
Other, Other comprehensive (loss) income before reclassifications	0		(2)
Other, Amounts reclassified from accumulated other comprehensive income	35		34
Other, Other comprehensive (loss) income, net of tax	35		32
Other, Ending balance	(672)		(810)
Beginning Balance	116,245		85,264
Other comprehensive income (loss) before reclassifications	(9,269)		(33,911)
Amounts reclassified from accumulated other comprehensive income	(266)		(40)
Total other comprehensive loss, net of tax	(9,535)		(33,951)
Other comprehensive (income) loss attributable to noncontrolling interests	(217)		304
Ending balance	$ 106,927		$ 51,009

[1]	Amounts reclassified from accumulated other comprehensive income consist of amortization of prior service benefit. See Note 10, “Pension Plans and Other Postretirement Benefits.”